Fees Summary	Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,187,000.00
Previously Paid Amount	0.00
Total Fee Amount	440.12
Total Offset Amount	0.00
Net Fee	440.12
Narrative - Max Aggregate Offering Price	$ 3,187,000.00
Final Prospectus	true